Intangible assets	12 Months Ended
Dec. 31, 2024
Intangible assets [Abstract]
Intangible assets	Intangible assets
a)Intangible assets are composed as follows:

	December 31, 2024
	Cost	Accumulated amortization	Net

Expenditures related to software and technology (i)	5,042,195	(2,520,174)	2,522,021
Software licenses	369,320	(209,128)	160,192
Goodwill	227,066	—	227,066
Other (ii)	70,569	(53,546)	17,023
	5,709,150	(2,782,848)	2,926,302

	December 31, 2023
	Cost	Accumulated amortization	Net

Expenditures related to software and technology (i)	3,887,300	(1,756,871)	2,130,429
Software licenses	335,561	(152,123)	183,438
Goodwill	227,066	—	227,066
Other (ii)	70,569	(40,433)	30,136
	4,520,496	(1,949,427)	2,571,069

(i)The PagSeguro Group capitalizes expenses incurred with the development of platforms, which are amortized over their useful lives of approximately five years.
(ii)The amount refers the recognition of a capital gain with customer portfolio with a fair value, non-compete agreement and softwares relationed to business combinations made by the PagSeguro Group.
14.    Intangible assets (Continued)
b)The changes in cost and accumulated amortization were as follows:

	Expenditures with software and technology	Software licenses	Goodwill	Other	Total

On December 31, 2022
Cost	2,904,505	257,096	209,908	67,768	3,439,277
Accumulated amortization	(1,155,187)	(97,698)	—	(27,619)	(1,280,504)
Net book value	1,749,318	159,398	209,908	40,149	2,158,773

On December 31, 2023
Cost	982,795	78,465	17,158	2,801	1,081,219
Additions (i)	983,017	78,465	17,158	2,801	1,081,441
Disposals	(222)	—	—	—	(222)
Amortization	(601,684)	(54,425)	—	(12,814)	(668,923)
Amortization	(601,777)	(54,425)	—	(12,814)	(669,016)
Disposals	93	—	—	—	93
Net book value	2,130,429	183,438	227,066	30,136	2,571,069

On December 31, 2023
Cost	3,887,300	335,561	227,066	70,569	4,520,496
Accumulated amortization	(1,756,871)	(152,123)	—	(40,433)	(1,949,427)
Net book value	2,130,429	183,438	227,066	30,136	2,571,069

On December 31, 2024
Cost	1,154,895	33,759	—	—	1,188,654
Additions (i)	1,154,895	33,867	—	—	1,188,762
Disposals	—	(108)	—	—	(108)
Amortization	(763,303)	(57,005)	—	(13,113)	(833,421)
Amortization	(763,303)	(57,113)	—	(13,113)	(833,529)
Disposals	—	108	—	—	108
Net book value	2,522,021	160,192	227,066	17,023	2,926,302

On December 31, 2024
Cost	5,042,195	369,320	227,066	70,569	5,709,150
Accumulated amortization	(2,520,174)	(209,128)	—	(53,546)	(2,782,848)
Net book value	2,522,021	160,192	227,066	17,023	2,926,302

(i)    Refers to several and diverse expenditures with software and technology, mainly related to customer experience functionalities, such as, digital payment and digital banking account. Goodwill recorded in business combinations in 2023 are related to Netpos acquisition.
The goodwill is allocated to the Cash Generating Units (CGUs) in each of the acquired companies that generated the goodwill and is demonstrated below:

	December 31, 2024	December 31, 2023

Moip	148,218	148,218
Concil	20,731	20,731
Netpos	17,158	17,158
Biva Serviços	14,627	14,627
Banco Seguro	12,612	12,612
PagSeguro Tecnologia	6,570	6,570
Zygo	5,768	5,768
Yami	1,382	1,382
Total	227,066	227,066
14.    Intangible assets (Continued)
The recoverable amount of a CGU is determined based on the value-in-use calculations. The goodwill was mainly represented by the MOIP acquisition in the amount of R$148,218. The recoverability of this goodwill was tested using five-years budgets, a long-term growth rate based on estimated gross domestic product (2.0% in 2028 and 2.0% in 2029), inflation rates (3.50% in 2028 and 3.50% in 2029) metrics to project future cash flows and discount rate based on WACC (fluctuation from 14% to 16% per year). For the goodwill originated by other acquisitions the Company tested the recoverability using the same approach.
Based on these assessments, management concluded that the book balances of goodwill recorded in December 31, 2024 are recoverable, since the estimated value for CGU was higher than its book value and, therefore, no provision for impairment of was accounted for.